UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-108093

               OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II(R) PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Fixed-Income            52.6%
Equity                  47.2
Cash Equivalents         0.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND) SECTOR ALLOCATION
--------------------------------------------------------------------------------
Financials                                                                 21.9%
--------------------------------------------------------------------------------
Information Technology                                                     17.0
--------------------------------------------------------------------------------
Consumer Discretionary                                                     12.1
--------------------------------------------------------------------------------
Health Care                                                                11.9
--------------------------------------------------------------------------------
Energy                                                                     10.9
--------------------------------------------------------------------------------
Industrials                                                                10.3
--------------------------------------------------------------------------------
Consumer Staples                                                            8.2
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.8
--------------------------------------------------------------------------------
Materials                                                                   3.2
--------------------------------------------------------------------------------
Utilities                                                                   0.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


            11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  10.1%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.4
--------------------------------------------------------------------------------
Commercial Banks                                                            7.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                     5.2
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.7
--------------------------------------------------------------------------------
Insurance                                                                   4.1
--------------------------------------------------------------------------------
Software                                                                    3.9
--------------------------------------------------------------------------------
Media                                                                       3.9
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    3.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.4%
--------------------------------------------------------------------------------
General Electric Co.                                                        3.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.7
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.7
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                2.2
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.0
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.8
--------------------------------------------------------------------------------
Intel, Corp.                                                                1.8
--------------------------------------------------------------------------------
American International Group, Inc.                                          1.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com
--------------------------------------------------------------------------------


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA "the warranty provider" to make sure that the value of each shareholder's account on the maturity date (March 3, 2011) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. The warranty does not guarantee performance of the Fund. The ability of the Fund to maintain the value of your original investment is dependent on the ability of the warranty provider to make a payment to the Fund on the maturity date.

The principal risks of an investment in the Fund during the Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
--------------------------------------------------------------------------------

Shareholders could lose money by investing in this Fund. A shareholder's warranted amount will be reduced, as more fully described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the warranty provider fails to or is unable to meet its obligations under the Warranty Agreement.

The warranty is solely the obligation of the warranty provider. It is possible that the financial position of the warranty provider may deteriorate. Shareholders could lose money if the warranty provider fails to or is unable to perform its obligations under the warranty. The Fund's assets and the obligations of the warranty provider are not guaranteed by Merrill Lynch & Co., Inc. (the warranty provider's parent company), the United States Government, the Manager or any other entity or person. The lack of a guarantee of the warranty provider's obligations under the warranty presents some risks to shareholders if the warranty provider fails or is unable to honor its obligations to the Fund on the Maturity Date under the warranty.

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the warranted amount. The warranty agreement fees increase the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from November 10, 2003 through February 27, 2004. From March 3, 2004, and until March 3, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (9/1/04)         (2/28/05)        FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,027.20        $ 6.30
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,018.60          6.28
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,023.20         10.28
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,014.68         10.24
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,023.50         10.13
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,014.83         10.09

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.25%
--------------------------
Class B          2.04
--------------------------
Class C          2.01

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                      SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--47.5%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $116,158,714)                            3,421,265    $ 121,318,040

                                                                                   PRINCIPAL
                                                                                      AMOUNT
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--53.0%
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 3.85%, 2/15/11 1                                   $172,200,000      134,832,084
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 3.84%, 5/15/11 1                                         441,000          341,566
                                                                                                --------------
Total U.S. Government Obligations (Cost $137,382,794)                                             135,173,650

--------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------------------------------------
Undivided interest of 0.10% in joint repurchase agreement (Principal Amount/
Value $447,079,000, with a maturity value of $447,111,289) with UBS Warburg
LLC, 2.60%, dated 2/28/05, to be repurchased at $432,031 on 3/1/05, collateralized by Federal National Mortgage Assn., 6%, 2/1/34, with
a value of $456,527,652 (Cost $432,000)                                              432,000          432,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $253,973,508)                                        100.7%     256,923,690
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (0.7)      (1,869,299)
                                                                                ------------------------------
NET ASSETS                                                                             100.0%   $ 255,054,391
                                                                                ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $253,973,508)--see accompanying statement of investments           $ 256,923,690
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                 343,060
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                  31
Other                                                                                                  6,176
                                                                                               --------------
Total assets                                                                                     257,272,957

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             1,813,006
Warranty agreement fees                                                                              250,099
Distribution and service plan fees                                                                   105,521
Transfer and shareholder servicing agent fees                                                         16,344
Shareholder communications                                                                             7,784
Trustees' compensation                                                                                 3,629
Other                                                                                                 22,183
                                                                                               --------------
Total liabilities                                                                                  2,218,566

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 255,054,391
                                                                                               ==============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $       8,587
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       258,415,371
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    139,073
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (6,458,822)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         2,950,182
                                                                                               --------------
NET ASSETS                                                                                     $ 255,054,391
                                                                                               ==============


            18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$95,750,764 and 3,218,577 shares of beneficial interest outstanding)                    $ 29.75
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                         $ 31.56
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,008,559
and 3,303,006 shares of beneficial interest outstanding)                                $ 29.67
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $61,295,068
and 2,065,263 shares of beneficial interest outstanding)                                $ 29.68

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Interest                                                                          $  2,882,930
-----------------------------------------------------------------------------------------------
Dividends                                                                            1,806,391
                                                                                  -------------
Total investment income                                                              4,689,321

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------
Management fees                                                                        661,531
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                122,254
Class B                                                                                497,967
Class C                                                                                333,104
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 29,306
Class B                                                                                 46,823
Class C                                                                                 21,752
-----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                  6,662
Class B                                                                                 10,224
Class C                                                                                  4,972
-----------------------------------------------------------------------------------------------
Warranty agreement fees                                                                793,837
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                   4,189
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              2,319
-----------------------------------------------------------------------------------------------
Other                                                                                   79,894
                                                                                  -------------
Total expenses                                                                       2,614,834
Less payments and waivers of expenses                                                 (313,532)
                                                                                  -------------
Net expenses                                                                         2,301,302

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                2,388,019

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (2,133,025)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                  6,395,361

-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $  6,650,355
                                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS            PERIOD
                                                                                        ENDED             ENDED
                                                                            FEBRUARY 28, 2005        AUGUST 31,
                                                                                  (UNAUDITED)            2004 1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                           $   2,388,019    $    1,392,147
-----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                  (2,133,025)       (4,325,797)
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                6,395,361        (3,445,179)
                                                                                ---------------------------------
Net increase (decrease) in net assets resulting from operations                     6,650,355        (6,378,829)

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (1,815,002)               --
Class B                                                                            (1,122,277)               --
Class C                                                                              (764,510)               --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                            (6,144,676)      102,937,926
Class B                                                                            (3,849,945)      103,224,070
Class C                                                                            (8,728,494)       70,943,773

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (15,774,549)      270,726,940
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               270,828,940           102,000 2
                                                                                ---------------------------------
End of period (including accumulated net investment income
of $139,073 and $1,452,843, respectively)                                       $ 255,054,391    $  270,828,940
                                                                                =================================

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Reflects the value of the Manager's seed money investment on October 2, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS              PERIOD
                                                                                      ENDED               ENDED
                                                                          FEBRUARY 28, 2005          AUGUST 31,
CLASS A                                                                         (UNAUDITED)              2004 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       29.50      $        30.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                   .34 2               .25
Net realized and unrealized gain (loss)                                                 .47                (.75)
                                                                              ------------------------------------
Total from investment operations                                                        .81                (.50)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.56)                 --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       29.75      $        29.50
                                                                              ====================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     2.72%              (1.67)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      95,751      $      100,995
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      99,370      $       80,924
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.29%               1.29%
Total expenses                                                                         1.49% 5             1.34% 5
Expenses after payments and waivers and reduction to custodian expenses                1.25%               0.99%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  35%                118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were 1.73% for February 28, 2005 and 1.54% for August 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                                                 SIX MONTHS              PERIOD
                                                                                      ENDED               ENDED
                                                                          FEBRUARY 28, 2005          AUGUST 31,
CLASS B                                                                         (UNAUDITED)              2004 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       29.32      $        30.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                   .22 2               .10
Net realized and unrealized gain (loss)                                                 .46                (.78)
                                                                              ------------------------------------
Total from investment operations                                                        .68                (.68)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.33)                 --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       29.67      $        29.32
                                                                              ====================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     2.32%              (2.27)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      98,009      $      100,646
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $     100,589      $       81,999
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  1.49%               0.49%
Total expenses                                                                         2.28% 5             2.12% 5
Expenses after payments and waivers and reduction to custodian expenses                2.04%               1.77%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  35%                118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were 2.52% for February 28, 2005 and 2.32% for August 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS              PERIOD
                                                                                      ENDED               ENDED
                                                                          FEBRUARY 28, 2005          AUGUST 31,
CLASS C                                                                         (UNAUDITED)              2004 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       29.33      $        30.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                   .23 2               .09
Net realized and unrealized gain (loss)                                                 .46                (.76)
                                                                              ------------------------------------
Total from investment operations                                                        .69                (.67)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.34)                 --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       29.68      $        29.33
                                                                              ====================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     2.35%              (2.23)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      61,295      $       69,188
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      67,258      $       54,330
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  1.54%               0.50%
Total expenses                                                                         2.25% 5             2.08% 5
Expenses after payments and waivers and reduction to custodian expenses                2.01%               1.73%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  35%                118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were 2.49% for February 28, 2005 and 2.28% for August 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund II (the Fund), a series of Oppenheimer Principal Protected Trust II, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (November 10, 2003 to February 27, 2004). Shares are not offered during the Warranty Period (March 3, 2004 to March 3, 2011) to the Maturity Date (March 3, 2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities.

      The Fund offered Class A, Class B and Class C shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.


            25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

      The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. For the six months ended February 28, 2005, the amount paid for Warranty Agreement fees was $815,880.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


            26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $5,170,610 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

      As of August 31, 2004, the Fund had available for federal income tax purposes post-October losses of $3,037,585.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


            27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED FEBRUARY 28, 2005       PERIOD ENDED AUGUST 31, 2004 1,2
                                     SHARES                AMOUNT           SHARES                AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                     --         $          --        3,578,204       $   107,591,134
Dividends and/or
distributions reinvested             57,560             1,723,924               --                    --
Redeemed                           (262,975)           (7,868,600)        (157,545)           (4,653,208)
                                   ----------------------------------------------------------------------
Net increase (decrease)            (205,415)        $  (6,144,676)       3,420,659       $   102,937,926
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     --         $          --        3,558,485       $   106,908,216
Dividends and/or
distributions reinvested             33,934             1,014,989               --                    --
Redeemed                           (163,607)           (4,864,934)        (125,839)           (3,684,146)
                                   ----------------------------------------------------------------------
Net increase (decrease)            (129,673)        $  (3,849,945)       3,432,646       $   103,224,070
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     --         $          --        2,438,651       $    73,283,021
Dividends and/or
distributions reinvested             17,315               518,086               --                    --
Redeemed                           (311,124)           (9,246,580)         (79,613)           (2,339,248)
                                   ----------------------------------------------------------------------
Net increase (decrease)            (293,809)        $  (8,728,494)       2,359,038       $    70,943,773
                                   ======================================================================

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. The Fund sold 3,333.33 shares of Class A at a value of $100,000 and 33.33 shares of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on October 2, 2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended February 28, 2005, were $52,501,903 and $42,579,433, respectively. There were purchases of $32,210,515 and sales of $61,964,451 of U.S. government and government agency obligations for the six months ended February 28, 2005.


            28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of the Underlying Fund) is, on average, less than 10% of net assets, If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $99,622 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


            29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B and Class C shares were $4,032,850 and $406,408, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A            CLASS B           CLASS C
                                CLASS A        CONTINGENT         CONTINGENT        CONTINGENT
                              FRONT-END          DEFERRED           DEFERRED          DEFERRED
                          SALES CHARGES     SALES CHARGES      SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY        RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------
February 28, 2005                $4,762           $14,981           $148,078           $16,434

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 28, 2005, the Manager reimbursed the Fund $313,532 for such Underlying Fund expenses.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


            30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Main Street Fund II

By:      ____________________________


         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005